Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 36,290	$ 13,148
Short term cash deposits		30,151
Restricted deposit	23	13
Trade receivables	9	270
Other accounts receivable and prepaid expenses	594	424
Inventories	1,356	1,081
Total current assets	38,272	45,087
Non-current assets:
Restricted deposit	189	213
Operating lease right-of-use assets	2,792	2,953
Property and equipment, net	2,925	2,728
Intangible assets, net	235	243
Total non-current assets	6,141	6,137
Total assets	44,413	51,224
Accounts payable:
Trade payables	760	1,034
Operating lease liabilities	477	519
Deferred revenues		32
Accrued liabilities and other	1,124	1,429
Total current liabilities	2,361	3,014
Non-current liabilities:
Operating lease liabilities	2,547	3,089
Total non-current liabilities	2,547	3,089
Total liabilities	4,908	6,103
Commitments and contingencies
Shareholders’ Equity:
Ordinary shares, NIS 1.5 par value - authorized: 30,000,000 ordinary shares as of June 30, 2022 and December 31, 2021; issued and outstanding: 11,086,481 and 10,772,024 ordinary shares as of June 30, 2022 and December 31, 2021, respectively	4,831	4,664
Additional paid in capital and warrants	116,585	114,223
Currency translation differences	(969)	(969)
Accumulated deficit	(80,942)	(72,797)
Total shareholders’ equity	39,505	45,121
Total liabilities and shareholders’ equity	$ 44,413	$ 51,224